Financial liabilities at amortized cost - borrowings and financing (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial bills	$ 2,529,590	$ 1,178,603
Margin loan credit facility	1,868,626	201,493
Total borrowings and financings	4,398,216	1,730,357
Syndicated loan		350,261
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial bills	246,141	6,577
Margin loan credit facility	150,260
Total borrowings and financings	396,401	6,686
Syndicated loan		109
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial bills	680,482	184,833
Margin loan credit facility	1,448,560	201,493
Total borrowings and financings	2,129,042	407,605
Syndicated loan		21,279
Later than one year [member]
IfrsStatementLineItems [Line Items]
Financial bills	1,602,967	987,193
Margin loan credit facility	269,806
Total borrowings and financings	$ 1,872,773	1,316,066
Syndicated loan		$ 328,873